Fair Value Measurements (Tables)	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2019
Summary of Changes in Carrying Value of Estimated Contingent Consideration

The following table summarizes the changes in the carrying value of estimated contingent consideration related to South Africa divestiture:

Year Ended December 31,
(in thousands)	2019
Beginning of the period	$4,986
Changes in fair value	1,134

End of the period	$6,120

Summary of Financial Liabilities Measured on Recurring Basis

The following table sets forth the carrying values and fair values of the Company’s financial liabilities measured on a recurring basis, categorized by input level within the fair value hierarchy:

(in thousands)	Carrying Value	Fair Value (Level 2)
Balance at September 30, 2020
First lien term loans	$2,448,123	$2,371,938
Second lien term loans	760,000	721,088
Account receivable securitization facility	120,000	120,000
Notes payable and deferred obligations	3,360	3,360

Total long-term debt	$3,331,483	$3,216,386

(in thousands)	Carrying Value	Fair Value (Level 2)
Balance at December 31, 2019
First lien term loans	$2,467,529	$2,413,663
Second lien term loans	760,000	733,526
Notes payable and deferred obligations	2,053	1,872

Total long-term debt	$3,229,582	$3,149,061

The following table sets forth the carrying values and fair values of the Company’s financial liabilities measured on a recurring basis, categorized by input level within the fair value hierarchy:

(in thousands)	Carrying Value	Fair Value (Level 2)
Balance at December 31, 2019
First lien term loan	$2,467,529	$2,413,663
Second lien term loan	760,000	733,526
Notes payable and deferred obligations	2,053	1,872

Total long-term debt	$3,229,582	$3,149,061

(in thousands)	Carrying Value	Fair Value (Level 2)
Balance at December 31, 2018
First lien term loan	$2,493,404	$2,405,635
Second lien term loan	760,000	737,108
Notes payable and deferred obligations	1,139	1,246

Total long-term debt	$3,254,543	$3,143,989

Summary of Changes in Carrying Value of Estimated Contingent Consideration

As of September 30, 2020, the maximum potential payment outcomes were $302.4 million. The following table summarizes the changes in the carrying value of estimated contingent consideration liabilities:

	Nine Months Ended September 30,
(in thousands)	2020	2019
Beginning of the period	$47,649	$85,977
Fair value of acquisitions	17,210	—
Payments	(14,074)	(46,485)
Note issuance for settlements	(6,194)	—
Changes in fair value	4,162	7,779
Foreign exchange translation effects	(600)	(1,188)

End of the period	$48,153	$46,083

Fair Value, Recurring [Member]
Schedule of fair value assets measured on a recurring basis

The following table sets forth the Company’s financial assets and liabilities measured on a recurring basis at fair value, categorized by input level within the fair value hierarchy.

	September 30, 2020
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets measured at fair value
Cash and cash equivalents	$486,396	$486,396	$—	$—
Contingent consideration related to South Africa divestiture	6,120	—	—	6,120

Total assets measured at fair value	$492,516	$486,396	$—	$6,120

Liabilities measured at fair value
Derivative financial instruments	$2,245	$—	$2,245	$—
Account receivable securitization facility	120,000	—	120,000	—
Contingent consideration	48,153	—	—	48,153

Total liabilities measured at fair value	$170,398	$—	$122,245	$48,153

	December 31, 2019
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets measured at fair value
Cash and cash equivalents	$184,224	$184,224	$—	$—
Contingent consideration related to South Africa divestiture	6,120	—	—	6,120

Total assets measured at fair value	$190,344	$184,224	$—	$6,120

Liabilities measured at fair value
Derivative financial instruments	$3,277	$—	$3,277	$—
Contingent consideration	47,649	—	—	47,649

Total liabilities measured at fair value	$50,926	$—	$3,277	$47,649

The following table sets forth the Company’s financial assets and liabilities measured on a recurring basis at fair value, categorized by input level within the fair value hierarchy.

	December 31, 2019
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets measured at fair value
Cash and cash equivalents	$184,224	$184,224	$—	$—
Contingent consideration related to South Africa divestiture	6,120	—	—	6,120

Total assets measured at fair value	$190,344	$184,224	$—	$6,120

Liabilities measured at fair value
Derivative financial instruments	$3,277	$—	$3,277	$—
Contingent consideration	47,649	—	—	47,649

Total liabilities measured at fair value	$50,926	$—	$3,277	$47,649

	December 31, 2018
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets measured at fair value
Cash and cash equivalents	$141,590	$141,590	$—	$—
Contingent consideration related to South Africa divestiture	4,986	—	—	4,986

Total assets measured at fair value	$146,576	$141,590	$—	$4,986

Liabilities measured at fair value
Derivative financial instruments	$4,160	$—	$4,160	$—
Contingent consideration	85,977	—	—	85,977

Total liabilities measured at fair value	$90,137	$—	$4,160	$85,977

Predecessor Company | Fair Value, Recurring [Member]
Schedule of fair value assets measured on a recurring basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2019 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Marketable securities held in Trust Account	$452,816,525	$—	$—

Total	$452,816,525	$—	$—

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2020 and December 31, 2019 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
September 30, 2020
Marketable securities held in Trust Account	$453,742,245	$—	$—

Total	$453,742,245	$—	$—

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
December 31, 2019
Marketable securities held in Trust Account	$452,816,525	$—	$—

Total	$452,816,525	$—	$—